Summary of Significant Accounting Policies - Schedule of Disaggregates the Geographic Information (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	$ 228,510,728	$ 182,601,289
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	100,749,014	110,203,576
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	44,059,204	37,909,237
Ethiopia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	$ 83,702,510	$ 34,488,476